SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of segment revenue, significant segment expenses, and segment net income

	Year Ended December 31,
	2024	2023	2022
Revenue	$242,176	$244,383	$275,093
Less:
Payroll expenses – included in cost of revenues (1)	7,328	7,339	7,961
Payroll expenses – included in operating expenses (1)	108,424	110,680	115,630
Office rent and maintenance	11,974	11,445	7,803
Other segment items (2)	106,468	113,478	123,194
Net income	$15,311	$8,780	$28,466

(1)Payroll expenses exclude share-based compensation expenses.

(2)Other segment items include other cost of revenues, depreciation and amortization, share based compensation, other research and development, other selling and marketing, other general and administrative, financial income, and taxes on income.

Schedule of total revenues

	Year Ended and as of December 31,
	2024		2023		2022
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets
Americas, principally the United States	$125,204	$4,684	$126,419	$5,026	$139,583	$3,588
Europe	76,624	180	78,939	290	87,679	328
Eastern Asia	32,745	829	35,352	859	42,108	901
Israel	7,603	54,651	3,673	42,451	5,723	14,231

	$242,176	$60,344	$244,383	$48,626	$275,093	$19,048